Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2014
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

21. Selling, General and Administrative Expenses

        Selling, general and administrative expenses were comprised of the following for the period beginning February 5, 2014 and ending December 31, 2014:

	Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Personnel expenses	$88,669
Travel expenses	7,765
Professional services	9,266
Office expenses	15,947
Other expenses	62,288	(a)

	$183,935

(a)	Includes allocated corporate costs from AerCap. See Note 9—Related Party Transactions.